Loan Commitments and Other Related Activities (Details Textual)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Loan Commitments and Other Related Activities (Textual) [Abstract]
Commitments to make loans	60 days or less
Fixed rate loan commitment interest rate		6.25%
Fixed rate loan commitment interest rate maximum	5.95%
Fixed rate loan commitment interest rate minimum	5.30%
Commitments maturity	60 months	60 months